Condensed Consolidated Statements of Operations - USD ($) shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Product sales	$ 1,622,000	$ 1,649,000	$ 7,017,000	$ 6,147,000
Total revenue	1,622,000	1,649,000	7,017,000	6,147,000
Expenses
Cost of sales	418,000	439,000	1,921,000	1,643,000
Research and development	1,118,000	958,000	5,386,000	3,560,000
Selling and marketing	654,000	669,000	2,785,000	2,457,000
General and administrative	1,398,000	1,648,000	5,605,000	6,033,000
Total expenses	3,588,000	3,714,000	15,697,000	13,693,000
Loss from operating activities	(1,966,000)	(2,065,000)	(8,680,000)	(7,546,000)
Other income (expense)
Change in fair value of warrant liability	679,000	623,000	2,405,000	(754,000)
Fair value of warrant liability in excess of proceeds			(1,780,000)	(1,390,000)
Financing transaction costs			(997,000)	(738,000)
Warrant exchange inducement expense	(3,445,000)		(3,445,000)
Interest expense	(1,000)	(1,000)	(2,000)	(3,000)
Sublease income	1,000	8,000	30,000	26,000
Miscellaneous expense			(9,000)	(74,000)
Total other income (expense), net	679,000	630,000	(3,798,000)	(2,933,000)
Loss before income taxes	(1,287,000)	(1,435,000)	(12,478,000)	(10,479,000)
Provision for income taxes	0	0	0	0
Net loss	(1,287,000)	(1,435,000)	(12,478,000)	(10,479,000)
Net loss applicable to common stockholders	$ (1,287,000)	$ (1,435,000)	$ (12,478,000)	$ (10,479,000)
Net loss per common share-basic and diluted	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.09)
Weighted average shares-basic and diluted			192,795	123,088
Weighted average shares-basic	245,556	153,488
Weighted average shares-diluted	274,518	153,488